INVENTORIES, NET	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
INVENTORIES, NET
INVENTORIES, NET	7.INVENTORIES, NET Inventories, net consisted of the following (in thousands):

	October 2, 2021	December 31,2020
Raw materials	$57,165	$37,010
Finished goods	23,540	27,808
	$80,705	$64,818
7.INVENTORIES, NET Inventories, net consisted of the following (in thousands):

	December 31,
	2019	2020
Raw materials	$19,035	$37,010
Finished goods	16,576	27,808
	$35,611	$64,818